Equity (Details) - Schedule of Weighted Average Range of Inputs - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of Weighted Average Range of Inputs [Abstract]
Stock Price (in Dollars per share)	$ 0.52	$ 1.24
Exercise Price (in Dollars per share)	$ 0.52	$ 1.24
Dividend yield	0.00%	0.00%
Expected volatility	254.49%	244.71%
Risk-Free interest rate	3.97%	4.25%
Expected life (in years)	5 years 3 months	6 years